OTHER NON-INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2015
Other Noninterest Expense Tables [Abstract]
Other Noninterest Expense Tables [Text Block]
Other non-interest expense at December 31, comprised:
	2013	2014	2015
	(EUR in millions)
Insurance claims, reserves movement, commissions and reinsurance premium ceded	531	256	306
Credit card costs	14	16	18
Hotel running costs	28	24	20
Broker costs	5	5	4
Rental expense	57	53	52
Taxes and duties other than income tax	74	38	34
Promotion and advertising	26	28	22
Third party fees	75	118	104
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II & III & ELA	185	161	197
Other provisions	44	325	340
Other	221	225	193
Total	1,260	1,249	1,290

Commissions on issues of Hellenic Republic Bank Support Plan—Pillar II & III relate to the fees payable to the Hellenic Republic with respect to the notes issued by the Bank and guaranteed by the Hellenic Republic, in the context of Pillar II & III of the Hellenic Republic Bank Support Plan and commissions on ELA funding, as described in Note 18.
The Group has committed under the Revised Restructuring Plan , to decrease its FTEs in Greece to a maximum of 10,250 at the end of 2017 and 9,950 at the end of 2018. Based on this commitment, as of December 31, 2015 the Group recognized a provision of EUR 118 million, which is presented within "Other Provisions".

Other Noninterest Expense Insurance Claims Reserves Movement Tables [Text Block]

Insurance claims, reserves movement, commissions and reinsurance premium ceded for the years ended December 31 comprised:
	2013	2014	2015
	(EUR in millions)
Reinsurance premiums ceded	62	74	74
Insurance benefits and claims incurred	355	311	324
Reinsurance recoveries	7	(6)	(40)
Net insurance claims and benefits incurred	362	305	284
Movement in mathematical and other reserves	23	(190)	(121)
Share of reinsurers	6	2	4
Net movement in mathematical and other reserves	29	(188)	(117)
Commission expense	64	55	54
Other insurance related expenses	14	10	11
Total	531	256	306